Members' Equity (FY)	12 Months Ended
Dec. 31, 2021
Members' Equity [Abstract]
Members' Equity
14. Members’ Equity
Successor Members’ Equity
Any distribution, liquidating and non-liquidating, will be distributed (1) to all holders of Series Y preferred units ratably based upon the aggregate Series Y preferred amount with respect to all Series Y preferred units then outstanding until each holder has received distributions equal to the aggregate Series Y preference amount with respect to such holder’s Series Y preferred units as of the time of such distribution, (2) to all holders of Series Y preferred units and Series X ordinary units (collectively, the “Members”) then outstanding on a pro-rata basis.
No Member shall have any personal liability whatsoever in such Member’s capacity to act as a Member, whether to the Company, to any of the other Members, to the creditors of the Company or to any other third party, for the debts, obligations, and liabilities of the Company.
Predecessor Common Stock
There were 500,000,000 shares of common stock authorized to be issued as of December 31, 2019. The total common stock issued and outstanding as of December 31, 2019 was 101,421,320. Holders of shares of the Predecessor’s common stock were entitled to receive, in the event of a liquidation, dissolution or winding up, ratably the assets available for distribution to the stockholders after payment of all liabilities and accrued but unpaid dividends.
In August 2019, the Predecessor signed and closed a common stock purchase agreement with Kunlun to repurchase 2,027,916 shares of the Predecessor’s common stock (the “Repurchase”). The Predecessor paid $14,000 to Kunlun as part of the stock purchase agreement. In December 2019, the Company signed and closed a rescission agreement with Kunlun unwinding the Repurchase. Kunlun repaid $14,000 to the Company as part of the rescission agreement.
For the period from January 1, 2020 through June 10, 2020 and for the year ended December 31, 2019, 63,452 and 1,421,320 shares of common stock were issued due to vesting of restricted stock awards (“RSA”), respectively. See Note 15 for additional information about the RSAs. As of June 10, 2020, 101,484,772 shares of common stock were issued and were subsequently purchased by the Successor through the Acquisition.